Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities

11.  Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,	December 31,
	2021	2020
Compensation and benefits	$13,761	$2,076
Professional fees	4,903	1,080
Other liabilities	1,456	1,223
Development and technology	635	355
Marketing and commissions	334	131
Claim accrual	—	4,000
Accrued interest	—	1,026
	$21,089	$9,891